VESSELS AND CAPITALIZED DRY-DOCKING (Detail Textuals) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense	$ 28.7	$ 28.6	$ 85.9	$ 86.3	$ 114.5
Impairment loss assets-held-for-sale	$ 1.3
Vessels and capitalized dry docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs			59.9	70.8	68.1
Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense			$ 0.6	$ 0.5	$ 0.9